Due To Trust Account [Text Block] (Tables)	12 Months Ended
Mar. 31, 2014
Summary Of Due To Trust Account Transactions [Table Text Block]

	2013	2014
	(in millions, except percentages)
Amount outstanding at end of fiscal year	¥633,029	¥750,210
Weighted average interest rate on outstanding balance at end of fiscal year	0.09%	0.08%